SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 166,748	$ 124,765
Cost of sales [member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	20,498	40,028
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)		57,737
Professional Fees [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	30,000	27,000
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	$ 116,250